Intangible assets, net - Estimated amortization expense (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Intangible assets, net
2019	$ 4,361
2020	2,498
2021	215
2022	173
2023	0
Intangible assets, net	$ 7,247	$ 10,600